Fair Value of Financial Instruments - Assets and Liabilities Measured and Recorded at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in securities (classified within other current and non-current assets)	$ 20	$ 39
Other trust fund investments:
Other trust fund investments	1	1
Measured using net asset value practical expedient:
Total assets	1,993	1,792
Derivative liabilities:
Total liabilities	1,103	977
Commodity contracts
Derivative assets:
Derivative assets	1,170	1,042
Derivative liabilities:
Commodity contracts	1,103	977
Interest rate contracts
Derivative assets:
Derivative assets		39
Cash and cash equivalents
Nuclear trust fund investments:
Nuclear trust fund investments	17	19
U.S. government and federal agency obligations
Nuclear trust fund investments:
Nuclear trust fund investments	68	46
Federal agency mortgage-backed securities
Nuclear trust fund investments:
Nuclear trust fund investments	100	100
Commercial mortgage-backed securities
Nuclear trust fund investments:
Nuclear trust fund investments	29	22
Corporate debt securities
Nuclear trust fund investments:
Nuclear trust fund investments	109	96
Equity securities
Nuclear trust fund investments:
Nuclear trust fund investments	388	312
Measured using net asset value practical expedient:
Equity contracts	8	8
Foreign government fixed income securities
Nuclear trust fund investments:
Nuclear trust fund investments	5	4
Equity securities-nuclear trust fund investments
Measured using net asset value practical expedient:
Equity contracts	78	64
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in securities (classified within other current and non-current assets)	0	2
Other trust fund investments:
Other trust fund investments	1	1
Measured using net asset value practical expedient:
Total assets	558	517
Derivative liabilities:
Total liabilities	143	224
Level 1 | Commodity contracts
Derivative assets:
Derivative assets	84	137
Derivative liabilities:
Commodity contracts	143	224
Level 1 | Interest rate contracts
Derivative assets:
Derivative assets		0
Level 1 | Cash and cash equivalents
Nuclear trust fund investments:
Nuclear trust fund investments	17	19
Level 1 | U.S. government and federal agency obligations
Nuclear trust fund investments:
Nuclear trust fund investments	68	46
Level 1 | Federal agency mortgage-backed securities
Nuclear trust fund investments:
Nuclear trust fund investments	0	0
Level 1 | Commercial mortgage-backed securities
Nuclear trust fund investments:
Nuclear trust fund investments	0	0
Level 1 | Corporate debt securities
Nuclear trust fund investments:
Nuclear trust fund investments	0	0
Level 1 | Equity securities
Nuclear trust fund investments:
Nuclear trust fund investments	388	312
Measured using net asset value practical expedient:
Equity contracts	0	0
Level 1 | Foreign government fixed income securities
Nuclear trust fund investments:
Nuclear trust fund investments	0	0
Level 1 | Equity securities-nuclear trust fund investments
Measured using net asset value practical expedient:
Equity contracts	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in securities (classified within other current and non-current assets)	20	18
Other trust fund investments:
Other trust fund investments	0	0
Measured using net asset value practical expedient:
Total assets	1,156	1,075
Derivative liabilities:
Total liabilities	805	664
Level 2 | Commodity contracts
Derivative assets:
Derivative assets	893	796
Derivative liabilities:
Commodity contracts	805	664
Level 2 | Interest rate contracts
Derivative assets:
Derivative assets		39
Level 2 | Cash and cash equivalents
Nuclear trust fund investments:
Nuclear trust fund investments	0	0
Level 2 | U.S. government and federal agency obligations
Nuclear trust fund investments:
Nuclear trust fund investments	0	0
Level 2 | Federal agency mortgage-backed securities
Nuclear trust fund investments:
Nuclear trust fund investments	100	100
Level 2 | Commercial mortgage-backed securities
Nuclear trust fund investments:
Nuclear trust fund investments	29	22
Level 2 | Corporate debt securities
Nuclear trust fund investments:
Nuclear trust fund investments	109	96
Level 2 | Equity securities
Nuclear trust fund investments:
Nuclear trust fund investments	0	0
Measured using net asset value practical expedient:
Equity contracts	0	0
Level 2 | Foreign government fixed income securities
Nuclear trust fund investments:
Nuclear trust fund investments	5	4
Level 2 | Equity securities-nuclear trust fund investments
Measured using net asset value practical expedient:
Equity contracts	0	0
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in securities (classified within other current and non-current assets)	0	19
Other trust fund investments:
Other trust fund investments	0	0
Measured using net asset value practical expedient:
Total assets	193	128
Derivative liabilities:
Total liabilities	155	89
Level 3 | Commodity contracts
Derivative assets:
Derivative assets	193	109
Derivative liabilities:
Commodity contracts	155	89
Level 3 | Interest rate contracts
Derivative assets:
Derivative assets		0
Level 3 | Cash and cash equivalents
Nuclear trust fund investments:
Nuclear trust fund investments	0	0
Level 3 | U.S. government and federal agency obligations
Nuclear trust fund investments:
Nuclear trust fund investments	0	0
Level 3 | Federal agency mortgage-backed securities
Nuclear trust fund investments:
Nuclear trust fund investments	0	0
Level 3 | Commercial mortgage-backed securities
Nuclear trust fund investments:
Nuclear trust fund investments	0	0
Level 3 | Corporate debt securities
Nuclear trust fund investments:
Nuclear trust fund investments	0	0
Level 3 | Equity securities
Nuclear trust fund investments:
Nuclear trust fund investments	0	0
Measured using net asset value practical expedient:
Equity contracts	0	0
Level 3 | Foreign government fixed income securities
Nuclear trust fund investments:
Nuclear trust fund investments	0	0
Level 3 | Equity securities-nuclear trust fund investments
Measured using net asset value practical expedient:
Equity contracts	$ 0	$ 0